Goodwill Disclosure (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Our goodwill balances, by reporting unit, were as follows:

	Ownership	Management and Franchise	Total
	(in millions)
Goodwill	$4,555	$5,147	$9,702
Accumulated impairment losses	(3,527)	—	(3,527)

Balance as of December 31, 2011	1,028	5,147	6,175

Foreign currency translation	4	18	22

Goodwill	4,559	5,165	9,724
Accumulated impairment losses	(3,527)	—	(3,527)

Balance as of December 31, 2012	1,032	5,165	6,197

Foreign currency translation	4	19	23

Goodwill	4,563	5,184	9,747
Accumulated impairment losses	(3,527)	—	(3,527)

Balance as of December 31, 2013	$1,036	$5,184	$6,220